SHARE CAPITAL (Details 7) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Restricted Share Units Beginning Balance	1,890,002	1,550,000
Restricted Share Units, granted	2,817,045	1,090,000
Restricted Share Units, settled	(763,330)	(516,664)
Restricted Share Units, forfeited	(330,002)	(233,334)
Restricted Share Units Ending Balance	3,613,715	1,890,002
Weighted average, Beginning Balance	$ 0.31	$ 0.40
Weighted average fair value, Granted	0.18	0.25
Weighted average fair value, settled	0.33	0.40
Weighted average fair value, forfeited	0.30	0.40
Weighted average, Ending Balance	$ 0.20	$ 0.31